Share Capital	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Share Capital

Note 11 - Share Capital

	December 31, 2023 and 2022
	Registered	Issued and Outstanding
	Number of Shares
Ordinary shares of ILS 0.01 par value each	990,000,000	2,282,124
Preferred shares of ILS 0.01 par value each	10,000,000	10,000,000

On April 12, 2021, the Company issued 1,999,700 Ordinary shares and 10,000,000 Preferred shares for an aggregate purchase price of NIS19,997 to Menachem Shalom. The purchase amount was not paid in cash but by deducting the amount from the Company’s debt owed to Menachem Shalom.

During 2021 the Company raised NIS 857,945 from investors through a registration statement filed with the SEC.

Each Preferred Share shall be convertible into one hundred (100) Ordinary Shares (the “Conversion Ratio”) upon the election of the holder of such Preferred Shares.

The Preferred Shares shall not confer upon the holders thereof any voting rights or any right to appoint directors or any other right with respect to general meetings, including without limitation, attending, voting at or requesting to convene, such general meetings or proposing matters for the agenda of such general meetings.

Each Preferred Share in the Company’s capital shall be entitled to receive upon distribution, and in preference to the Ordinary Shares of the Company, (i) dividends in excess of the general dividends issued to all shareholders including holders of Ordinary Shares, and/or (ii) amounts paid in a distribution of the Company’s surplus assets on winding up, in an amount equal to the original issue price for such Preferred Shares as set forth in the Company’s share registrar (adjusted for share combinations or subdivisions or other recapitalizations of the Company’s shares), and less the amount of any dividend previously paid in preference, all pro rata to the number of the Company’s Preferred Shares of each specific class of Preferred Shares issued and outstanding at such time, without having regard to any premium paid or discount thereon, and all subject to the provisions hereof.

Furthermore, and after payment of the Preferred Shares’ dividend preferences or liquidation preferences as aforesaid, each Preferred Share in the Company’s capital shall be entitled to receive upon distribution, (i) a general dividend issued to all Shareholders, (ii) bonus shares, and (iii) amounts paid in a distribution of the Company’s surplus assets on winding up, all pro rata to the number of the Company’s Shares (Ordinary Shares and Preferred Shares) issued and outstanding at such time, without having regard to any premium paid thereon or discount, and all subject to the provisions hereof.